INVENTORIES, NET	12 Months Ended
Sep. 30, 2012
INVENTORIES, NET [Abstract]
INVENTORIES, NET
6.	INVENTORIES, NET

Inventories consisted of the following:

	As of September 30,
	2011	2012
	US$	US$
Books and other goods	285	588
Paper and other raw materials	78	70

	363	658

Inventories provision as of September 30, 2010,2011 and 2012, were US$2, US$3 and US$44, respectively.